PUTNAM VARIABLE TRUST (the "Trust")                                   39229

Prospectus Supplement dated December 8, 1997
to Prospectuses dated April 30, 1997


In the section entitled "How the Trust is managed," the chart indicating the officers of Putnam Investment Management, Inc. ("Putnam Management") that have primary responsibility for the day-to-day management of the portfolios of Putnam VT Global Growth Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund is replaced with the following:

                                   Business experience
                           Year    (at least 5 years)
                           ----    -----------------------------


Putnam VT Global
 Growth Fund

Anthony W. Regan           1996    Employed as an investment
Senior Managing Director           professional by Putnam
                                   Management since 1987.

Carol C. McMullen          1995    Employed as an investment
Managing Director                  professional by Putnam
                                   Management since June, 1995.
                                   Prior to June, 1995, Ms.
                                   McMullen was Senior Vice
                                   President of Baring Asset
                                   Management.

Michael K. Arends          1997    Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since November,
                                   1997.  Prior to November
                                   1997, Mr. Arends was employed
                                   by Phoenix Duff & Phelps as a
                                   Managing Director, Equities,
                                   From August, 1994 to November
                                   1997.  Prior to August, 1994,
                                   Mr. Arends was employed as a
                                   Portfolio Manager with Kemper
                                   Financial Services.

Ami Kuan Danoff            1996    Employed as an investment
Vice President                     professional by Putnam
                                   Management since April, 1993.
                                   Prior to April, 1993, Ms.
                                   Danoff attended the MIT Sloan
                                   School of Management.


Kelly A. Morgan            1997    Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since December,
                                   1996.  Prior to December,
                                   1996, Ms. Morgan was a Senior
                                   Vice President at Alliance
                                   Capital Management L.P.

Robert Swift               1996    Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since August,
                                   1995.  Prior to August, 1995,
                                   Mr. Swift was Director and
                                   Senior Portfolio Manager at
                                   IAI International/Hill Samuel
                                   Investment Advisors.

Putnam VT Vista Fund

Eric Wetlaufer             1997    Employed as an investment
Managing Director                  professional by Putnam
                                   Management since November,
                                   1997.  Prior to November,
                                   1997, Mr. Wetlaufer was
                                   employed as a Managing
                                   Director and Portfolio
                                   Manager at Cadence Capital
                                   Management.

David J. Santos            1996    Employed as an investment
Vice President                     professional by Putnam
                                   Management since 1986.

Anthony C. Santosus        1996    Employed as an investment
Vice President                     professional by Putnam
                                   Management since 1985.

Putnam VT Voyager Fund


Robert R. Beck             1995    Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1989.

Roland W. Gillis           1995    Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since March, 1995.
                                   Prior to March, 1995, Mr.
                                   Gillis was Vice President at
                                   Keystone Custodian Funds,
                                   Inc.

Michael P. Stack           1997    Employed as an investment
Senior Vice President              professional by Putnam
                                   management since November,
                                   1997.  Prior to November,
                                   1997, Mr. Stack was employed
                                   as a Senior Vice President
                                   and Portfolio Manager at
                                   Independence Investment
                                   Associates, Inc. from 1991 to
                                   November 1997.

Charles H. Swanberg        1994    Employed as an investment
Senior Vice President              professional by Putnam
                                   Management since 1984.


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